Subsequent Events (Details) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended
	Aug. 15, 2017 USD ($) train class	May 02, 2017 Tcf	Sep. 29, 2017 USD ($) MT	Apr. 30, 2018 USD ($)	Aug. 31, 2017 $ / shares	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2016 USD ($)
Subsequent Event [Line Items]
Due from (to) related party						$ 5,172	$ 3,353
Fortuna Project
Subsequent Event [Line Items]
Area of gas concession | Tcf		2.6
Golar LNG Partners | Deferred Purchase Price Payable
Subsequent Event [Line Items]
Due from (to) related party								$ (107,000)
Subsequent Event
Subsequent Event [Line Items]
Dividend declared (in dollars per share) | $ / shares					$ 0.05
Subsequent Event | Golar Power
Subsequent Event [Line Items]
Capital contributions			$ 27,000
Subsequent Event | Golar Hilli LLC
Subsequent Event [Line Items]
Number of classes of units | class	3
Percentage of contracted capacity threshold	50.00%
Subsequent Event | Fortuna Project
Subsequent Event [Line Items]
Expected gas ownership through license agreement, per annum | MT			2.2
Expected term of agreement			10 years
Maximum amount of gas ownership permitted to sell in alternative markets, per annum | MT			1.1
Period post final investment decision permitted to secure alternative markets			2 years
Subsequent Event | Minimum | Golar Hilli LLC | Series B Units
Subsequent Event [Line Items]
Percentage of contracted capacity threshold	50.00%
Subsequent Event | Maximum | Golar Hilli LLC | Common Units
Subsequent Event [Line Items]
Percentage of contracted capacity threshold	50.00%
Subsequent Event | Golar LNG Partners | Deposit Received
Subsequent Event [Line Items]
Related party transaction amount	$ 70,000
Interest rate	5.00%
Subsequent Event | Golar LNG Partners | Golar Hilli LLC | Purchase and Sale Agreement
Subsequent Event [Line Items]
Disposal interest, equivalent percentage	50.00%
Number of liquefaction trains contracted | train	2
Total number of liquefaction trains | train	4
Liquefaction trains, contractual term	8 years
Sale price for disposal interests	$ 658,000
Subsequent Event | Golar LNG Partners | Golar Hilli LLC | Purchase and Sale Agreement | Common Units | Scenario, Forecast
Subsequent Event [Line Items]
Disposal interest, equivalent percentage				50.00%
Subsequent Event | Golar LNG Partners | Golar Hilli LLC | Purchase and Sale Agreement | Series B Units | Scenario, Forecast
Subsequent Event [Line Items]
Disposal interest, equivalent percentage				0.00%
Subsequent Event | Golar LNG Partners | Golar Hilli LLC | Purchase and Sale Agreement | Series A Units | Scenario, Forecast
Subsequent Event [Line Items]
Disposal interest, equivalent percentage				0.00%
Subsequent Event | Golar LNG Partners | Golar Hilli LLC | Purchase and Sale Agreement | Minimum | Scenario, Forecast
Subsequent Event [Line Items]
Net purchase price				$ 178,000
Subsequent Event | Golar LNG Partners | Golar Hilli LLC | Purchase and Sale Agreement | Maximum | Scenario, Forecast
Subsequent Event [Line Items]
Net purchase price				$ 190,000
Subsequent Event | Golar LNG Partners | Golar Hilli LLC | Purchase and Sale Agreement | Secured Debt | Hilli facility | Minimum
Subsequent Event [Line Items]
Net lease obligations under financing facility	468,000
Subsequent Event | Golar LNG Partners | Golar Hilli LLC | Purchase and Sale Agreement | Secured Debt | Hilli facility | Maximum
Subsequent Event [Line Items]
Net lease obligations under financing facility	$ 480,000